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              SUPPLEMENT TO YOUR ANNUAL PRODUCT INFORMATION NOTICE

INVESCO V.I. DIVIDEND GROWTH FUND
INVESCO V.I. SELECT DIMENSIONS EQUALLY-WEIGHTED S&P 500 FUND

Effective April 30, 2012, all references contained in the Annual Product Information Notice for the below listed current fund names should be deleted and replaced with the new fund names.

CURRENT FUND NAME:                   NEW FUND NAME:
------------------------------------------------------------------------
Invesco V.I. Dividend Growth Fund    Invesco V.I. Diversified Dividend
                                     Fund
Invesco V.I. Select Dimensions       Invesco V.I. Equally-Weighted S&P
Equally-Weighted S&P 500 Fund        500 Fund

 THIS SUPPLEMENT SHOULD BE RETAINED WITH THE ANNUAL INFORMATION PRODUCT NOTICE
                             FOR FUTURE REFERENCE.

HV-8141